Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000090373
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%	9.33%		8.99%
Without Sales Load [Member] | C000159678
Average Annual Return [Line Items]
Average Annual Return, Percent	29.80%	9.59%		9.20%
Without Sales Load [Member] | C000219347
Average Annual Return [Line Items]
Average Annual Return, Percent	30.68%	10.32%	17.64%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	18.82%